Concentration and risks	12 Months Ended
Dec. 31, 2025
Concentration and risks
Concentration and risks
3.	Concentration and risks
(a)	Concentration of customers and vendors

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2024	2025
Customer B	*	32%
Customer A	*	28%

The following table sets forth a summary of single customer who represents 10% or more of the Group’s total revenues:

	For the years ended December 31,
	2023	2024	2025
Customer A	*	*	22%
Customer B	*	*	11%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total accounts payable:

	As of December 31,
	2024	2025
Supplier A	*	25%
Supplier C	*	21%
Supplier B	*	17%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total cost of revenues:

	For the years ended December 31,
	2023	2024	2025
Supplier B	*	*	14%

*Representing percentage less than 10%

(b)	Credit risks

Assets that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, accounts receivable, net, prepayments and other current assets, net. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. All of the Group’s cash and cash equivalents are held with financial institutions that Company’s management believes to be high credit quality. The Company periodically evaluates the creditworthiness of the existing customers and suppliers in determining provision for expected credit losses.